                                                            FIRST QUARTER REPORT

                                                            MARCH 31, 2002

[MORGAN STANLEY LOGO]

THE MALAYSIA FUND, INC.


MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER


The Malaysia Fund, Inc.

DIRECTORS AND OFFICERS
Barton M. Biggs                                         William G. Morton, Jr.
CHAIRMAN OF THE                                         DIRECTOR
BOARD OF DIRECTORS
                                                        Michael Nugent
Ronald E. Robison                                       DIRECTOR
PRESIDENT AND DIRECTOR
                                                        Fergus Reid
John D. Barrett II                                      DIRECTOR
DIRECTOR
                                                        Stefanie V. Chang
Thomas P. Gerrity                                       VICE PRESIDENT
DIRECTOR
                                                        Lorraine Truten
Gerard E. Jones                                         VICE PRESIDENT
DIRECTOR
                                                        James W. Garrett
Joseph J. Kearns                                        TREASURER
DIRECTOR
                                                        Mary E. Mullin
Vincent R. McLean                                       SECRETARY
DIRECTOR
                                                        Belinda A. Brady
C. Oscar Morong, Jr.                                    ASSISTANT TREASURER
DIRECTOR

U.S. INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

MALAYSIAN INVESTMENT ADVISER
Arab-Malaysian Consultant Sdn Bhd
21st-29th Floors, Bangurian Arab-Malaysian
Jalan Raja Chulan, 5200
Kuala Lumpur, Malaysia

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                                         THE MALAYSIA FUND, INC.

                                                         OVERVIEW

LETTER TO SHAREHOLDERS

For the three months ended March 31, 2002, The Malaysia Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 11.80% compared to 8.62% for the Kuala Lumpur Stock Exchange Composite Index expressed in U.S. dollars (the "Index"). On March 31, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $4.91, representing a 12.2% discount to the Fund's net asset value per share.

MARKET REVIEW

The mid-capitalization stocks in Malaysia outperformed significantly as they offered good exposure to an expected surge in domestic consumption. Higher-than-expected results in the fourth quarter of 2001, coupled with prospects of a global economic recovery in 2002 prompted many analysts to upgrade their earnings expectations for these companies. Meanwhile, Index heavyweights under-performed due to their relatively expensive valuations.

In terms of sectors, consumer stocks, which are geared toward a cyclical rebound in domestic consumption fared well. In particular, auto, property and gaming stocks contributed positively to performance over the period. Conversely, large-cap stocks were the laggards over the quarter.

On the economic front, Bank Negara Malaysia (BNM) announced that Malaysia's GDP grew by 0.4% in real terms last year, helped largely by a 13.9% jump in public expenditures. Private expenditures, on the other hand, fell by 2.9%. BNM expected the situation to reverse in 2002, with the private sector leading the economy to grow by a projected 3.5%. In particular, BNM expects the manufacturing sector to record a growth of 4.2% this year, compared to a decline of 5.1% in 2001. Rising productivity and improved U.S. demand formed the basis of their optimistic outlook. Meanwhile, BNM reiterated that with the absence of inflationary pressures, an accommodative monetary policy would be adopted. Fiscal policy would be less expansionary with the 2002 fiscal deficit at 5.1% of GDP compared to a deficit at 5.5% in 2001.

We are starting to see a resumption of more corporate restructuring that started in July of last year but were stalled by the U.S. September 11 crisis. We also increased our position in semiconductor stocks, which should benefit from a cyclical upturn. Meanwhile, the Corporate Debt Restructuring Committee announced that it made further progress in resolving the big corporate loans in the banking system that were not performing.

MARKET OUTLOOK

Given the improved external outlook, liquidity is expected to rise significantly in Malaysia, a repeat of what happened between 1999 and 2000. This should bode well for domestic consumer plays such as the autos and banking stocks. Concerns over the Ringgit peg should also dissipate as the regional currencies have gained over the U.S. dollar. The positive interest differential between domestic rates and U.S. interest rates will also provide some cushion should the U.S. Federal Reserve start to hike rates.

OTHER DEVELOPMENTS

On January 31, 2002, the Fund announced that it would implement a share repurchase program. Under this program, the Fund will purchase shares in the open market at times and prices determined by management to be in the best interests of the stockholders of the Fund.

Sincerely,


/s/ Ronald E. Robison
Ronald E. Robison
President and Director

                                                                      April 2002

                                                         THE MALAYSIA FUND, INC.

                                                         MARCH 31, 2002

INVESTMENT SUMMARY
Historical Information (Unaudited)

                                                           TOTAL RETURN (%)
                                ---------------------------------------------------------------------
                                    MARKET VALUE(1)       NET ASSET VALUE(2)            INDEX(3)
                                ---------------------------------------------------------------------
                                              AVERAGE                 AVERAGE                 AVERAGE
                                CUMULATIVE     ANNUAL   CUMULATIVE     ANNUAL   CUMULATIVE     ANNUAL
-----------------------------------------------------------------------------------------------------
Year to Date                         25.26%        --        11.80%        --         8.62%        --
One Year                             37.46      37.46%       24.71      24.71%       16.77      16.77%
Five Year                           -69.19     -20.98       -68.07     -20.41       -59.00     -16.33
Ten Year                            -37.74      -4.63       -31.29      -3.68       -13.51      -1.44
Since Inception*                    -13.33      -0.95        -1.33      -0.09        25.81       1.55

Past performance is not predictive of future performance.

[CHART]

                                                U.S. DOLLAR ADJUSTED KUALA
                THE MALAYSIA                      LUMPER STOCK EXCHANGE
               FUND, INC.(2)                       COMPOSITE INDEX(3)
1992              20.15%                               20.19%
1993              98.28%+                              92.60%
1994             -18.87%                              -19.66%
1995               4.33%                                3.05%
1996              19.93%                               25.12%
1997             -72.89%                              -68.71%
1998             -39.70%                              -29.61%
1999              86.09%                               98.04%
2000             -14.04%                              -16.33%
2001               6.83%                                2.40%
2002              11.80%                                8.62%

Returns and Per Share Information

                                                                                                                           THREE
                                                                                                                           MONTHS
                                                                                                                           ENDED
                                                             YEAR ENDED DECEMBER 31,                                      MARCH 31,
                              -----------------------------------------------------------------------------------------------------
                                 1992     1993      1994     1995     1996     1997     1998     1999     2000     2001        2002
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share     $ 16.28  $ 27.32   $ 18.57  $ 18.58  $ 19.29  $  5.04  $  3.02  $  5.62  $  4.73  $  5.00   $    5.59
-----------------------------------------------------------------------------------------------------------------------------------
Market Value Per Share        $ 16.25  $ 28.00   $ 17.38  $ 17.00  $ 17.50  $  6.56  $  4.00  $  7.06  $  3.75  $  3.92   $    4.91
-----------------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)               -0.2%     2.5%     -6.4%    -8.5%    -9.3%    30.2%    32.5%    25.6%   -20.7%   -21.6%      -12.2%
-----------------------------------------------------------------------------------------------------------------------------------
Income Dividends                   --  $  0.16   $  0.02       --       --       --  $  0.03       --  $  0.11  $  0.04          --
-----------------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions        --  $  1.13   $  3.59  $  0.84  $  2.82  $  0.51       --       --       --       --          --
-----------------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)            20.15%   98.28%+  -18.87%    4.33%   19.93%  -72.89%  -39.70%   86.09%  -14.04%    6.83%      11.80%
-----------------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)           20.19%   92.60%   -19.66%    3.05%   25.12%  -68.71%  -29.61%   98.04%  -16.33%    2.40%       8.62%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Kuala Lumpur Stock Exchange (KLSE) Composite Index (the "Index") is a broad based capitalization weighted index of 100 stocks listed on the exchange. The Fund's return based on net asset value per share and the Index's return, expressed in U.S. dollars, for 1998 were adjusted in reaction to the imposition of capital controls by the Malaysian government during September 1998. During February 1999, the adjustment was removed to reflect the relaxation of these capital controls.
  * The Fund commenced operations on May 4, 1987.
  + This return does not include the effect of the rights issued in connection with the Fund's 1993 rights offering.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

                                                         THE MALAYSIA FUND, INC.

                                                         MARCH 31, 2002

PORTFOLIO SUMMARY

[CHART]

Allocation of Total Investments

-----------------------------------------------------
Equity Securities                                95.8%
Short-Term Investments                            4.2
-----------------------------------------------------

[CHART]

Industries

-----------------------------------------------------
Banks                                            22.3%
Semiconductor Equipment & Products                9.8
Diversified Telecommunication Services            9.1
Diversified Financials                            7.8
Electric Utilities                                7.3
Real Estate                                       6.2
Construction & Engineering                        5.8
Tobacco                                           5.5
Hotels, Restaurants & Leisure                     5.0
Gas Utilities                                     2.6
Other                                            18.6
-----------------------------------------------------

Ten Largest Holdings*

                                               PERCENT OF
                                               NET ASSETS
----------------------------------------------------------
 1.   Malayan Banking Bhd                             9.4%
 2.   Telekom Malaysia Bhd                            6.5
 3.   Commerce Asset Holding Bhd                      5.6
 4.   British American Tobacco (Malaysia) Bhd         5.5
 5.   Public Finance Bhd                              5.5
 6.   Tenaga Nasional Bhd                             5.5%
 7.   Public Bank Bhd                                 5.1
 8.   Malaysian Pacific Industries Bhd                5.0
 9.   Unisem (Malaysia) Bhd                           4.7
10.   Gamuda Bhd                                      4.1
                                                     ----
                                                     56.9%
                                                     ====

      * Excludes short-term investments

                                                      THE MALAYSIA FUND, INC.

                                                      FINANCIAL STATEMENTS
                                                      MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                                      SHARES               (000)
--------------------------------------------------------------------------------
MALAYSIAN COMMON STOCKS: (96.7%)
(UNLESS OTHERWISE NOTED)
================================================================================
AUTO COMPONENTS (0.6%)
  AIC Corp. Bhd                                       93,000          $      125
  APM Automotive Holdings Bhd                        297,550                 213
--------------------------------------------------------------------------------
                                                                             338
================================================================================
AUTOMOBILES (1.4%)
  Tan Chong Motor Holdings Bhd                     1,896,000                 763
================================================================================
BANKS (22.3%)
  Commerce Asset Holding Bhd                       1,223,000               3,057
  Malayan Banking Bhd                              2,125,500               5,090
  Public Bank Bhd                                  3,433,300               2,747
  RHB Capital Bhd                                  2,054,000               1,232
--------------------------------------------------------------------------------
                                                                          12,126
================================================================================
BEVERAGES (1.3%)
  Carlsberg Brewery (M) Bhd                          172,000                 534
  Guinness Anchor Bhd                                181,000                 174
--------------------------------------------------------------------------------
                                                                             708
================================================================================
CONSTRUCTION & ENGINEERING (5.8%)
  Gamuda Bhd                                       1,452,000               2,254
  Road Builder (M) Hldgs Bhd                         607,000                 903
--------------------------------------------------------------------------------
                                                                           3,157
================================================================================
DIVERSIFIED FINANCIALS (7.8%)
  AMMB Holdings Bhd                                  897,000               1,263
  Public Finance Bhd- (Foreign)                    1,751,000               2,834
  Public Finance Bhd                                  84,000                 136
--------------------------------------------------------------------------------
                                                                           4,233
================================================================================
DIVERSIFIED TELECOMMUNICATION SERVICES (8.0%)
  Technology Resources
    Industries Bhd                                 1,298,000                 782
  Telekom Malaysia Bhd                             1,444,000               3,553
--------------------------------------------------------------------------------
                                                                           4,335
================================================================================
ELECTRIC UTILITIES (7.3%)
  Tenaga Nasional Bhd                              1,024,000               2,964
  YTL Power International Bhd                      1,299,684                 999
--------------------------------------------------------------------------------
                                                                           3,963
================================================================================
FOOD PRODUCTS (2.0%)
  IOI Corp. Bhd                                      383,000                 544
  Nestle (Malaysia) Bhd                              104,000                 542
--------------------------------------------------------------------------------
                                                                           1,086
================================================================================
GAS UTILITIES (2.6%)
  Petronas Gas Bhd                                   783,000               1,422
================================================================================
HOTELS RESTAURANTS & LEISURE (5.0%)
  Genting Bhd                                        425,200               1,555
  Tanjong plc                                        435,000               1,145
--------------------------------------------------------------------------------
                                                                           2,700
================================================================================
INDUSTRIAL CONGLOMERATES (2.3%)
  Malaysian Resources Corp. Bhd                      693,000          $      264
  Sime Darby Bhd                                     760,000               1,010
--------------------------------------------------------------------------------
                                                                           1,274
================================================================================
INSURANCE (1.2%)
  MAA Holdings Bhd                                   413,000                 647
================================================================================
IT CONSULTING & SERVICES (1.5%)
  Computer Systems Advisers
    Bhd                                              718,600                 806
================================================================================
MARINE (2.5%)
  Malaysian International Shipping
    Bhd                                              736,000               1,375
================================================================================
MEDIA (1.2%)
  Star Publications (Malaysia) Bhd                   358,000                 645
================================================================================
REAL ESTATE (6.2%)
  IOI Properties Bhd                               1,428,000               2,123
  Selangor Properties Bhd                          1,105,000                 483
  SP Setia Bhd                                       795,000                 786
--------------------------------------------------------------------------------
                                                                           3,392
================================================================================
SEMICONDUCTOR EQUIPMENT & PRODUCTS (9.8%)
  Malaysian Pacific Industries Bhd                   485,000               2,744
  Unisem (Malaysia) Bhd                              767,000               2,563
--------------------------------------------------------------------------------
                                                                           5,307
================================================================================
SPECIALTY RETAIL (2.0%)
  Courts Mammoth Bhd                               1,169,000               1,107
================================================================================
TOBACCO (5.5%)
  British American Tobacco
    (Malaysia) Bhd                                   329,000               3,009
================================================================================
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
  Digi.com Bhd                                       184,151                 235
================================================================================
TOTAL COMMON STOCKS
  (Cost $40,278)                                                          52,628
================================================================================


                                                      NO. OF
                                                      RIGHTS
--------------------------------------------------------------------------------
RIGHTS (1.1%)
================================================================================
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
  Technology Research Industries
    Bhd
  (Cost $445)                                      1,784,000                 606
================================================================================

                                                      THE MALAYSIA FUND, INC.

                                                      FINANCIAL STATEMENTS
                                                      MARCH 31, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                        FACE
                                                      AMOUNT               VALUE
                                                       (000)               (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.2%)
================================================================================
REPURCHASE AGREEMENT (0.2%)
  J.P. Morgan Securities, Inc., 1.76%,
    dated 3/28/02, due 4/1/02
  (Cost $89)                                      $       89(a)       $       89
================================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
  CUSTODIAN (4.0%)
--------------------------------------------------------------------------------
  Malaysian Ringitt
  (Cost $2,172)                          MYR           8,255               2,172
================================================================================
TOTAL INVESTMENTS (102.0%)
  (Cost $42,984)                                                      $   55,495
================================================================================

                                                      AMOUNT
                                                       (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.0%)
  Other Assets                                    $       11
  Liabilities                                         (1,083)             (1,072)
================================================================================
NET ASSETS (100.0%)
  Applicable to 9,738,015, issued and
    outstanding $ 0.01 par value shares
    (20,000,000 shares authorized)                                    $   54,423
================================================================================
NET ASSET VALUE PER SHARE                                             $     5.59
================================================================================

(a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

6